Inventories-Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Impairment of inventories	€ 1,575	€ 311
Advance payments	€ 3,031	€ 2,108